UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05820

Helios Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

Portfolio of Investments (Unaudited)

February 28, 2009

	Interest Rate		Maturity	Principal Amount (000’s)		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 61.9%
U.S. Government Agency Collateralized Mortgage Obligations - 0.9%
Federal National Mortgage Association
Series 1997-79, Class PL	6.85%		12/18/27	$688		$736,242
Series 1998-W6, Class B3* (b)	7.09		10/25/28	837		591,603

Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost - $1,419,518)						1,327,845

U.S. Government Agency Pass-Through Certificates - 53.7%
Federal Home Loan Mortgage Corporation
Pool 949293	5.86	†	10/01/37	4,270		4,445,878
Pool A16170	6.00		12/01/33	2,410	^	2,508,568
Pool A17112	6.00		12/01/33	8,345	@	8,686,122
Pool 955369	6.01	†	11/01/37	5,565	@	5,785,487
Pool 945836	6.50		08/01/37	4,020		4,194,608
Pool 948362	6.50		08/01/37	2,081	^	2,171,268
Pool 940363	6.50		06/01/37	7,655	@	7,986,697
Pool A25455	6.50		08/01/34	1,983		2,083,736
Pool C53494	7.50		06/01/31	49		52,920
Pool C59641	8.00		10/01/31	354	^	377,938
Pool C58516	8.00		09/01/31	133		141,517
Pool C56878	8.00		08/01/31	118		126,024
Pool C60423	8.50		10/01/31	119		129,509
Pool C55166	8.50		07/01/31	213		231,502
Pool C55167	8.50		07/01/31	75		82,095
Pool C55168	8.50		07/01/31	80		86,937
Pool C55169	8.50		07/01/31	188		204,815
Pool G01466	9.50		12/01/22	1,235		1,378,452
Pool 555538	10.00		03/01/21	816		912,936
Federal National Mortgage Association
Pool 811125	6.00		02/01/35	2,541	^	2,630,949
Pool 649881	6.00		09/01/32	1,734	^	1,801,697
Pool 941332	6.50		07/01/37	2,022		2,117,073
Pool 809240	6.50		01/01/35	1,219		1,280,671
Pool 655843	6.50		09/01/32	1,578	^	1,663,071
Pool 654917	6.50		08/01/32	4,045	@	4,263,304
Pool 555933	7.00		06/01/32	6,133	^	6,553,963
Pool 645912	7.00		06/01/32	1,363	^	1,456,260
Pool 645913	7.00		06/01/32	1,419		1,516,486
Pool 896391	7.50		06/01/36	1,719	^	1,812,295
Pool 885034	7.50		05/01/36	1,310		1,381,132
Pool 735576	7.50		11/01/34	2,390		2,556,703
Pool 255053	7.50		12/01/33	368		392,683
Pool 545990	7.50		04/01/31	2,282		2,447,075
Pool 827853	7.50		10/01/29	416		445,574
Pool 789284	7.50		05/01/17	357		371,453
Pool 784369	7.50		07/01/13	209		216,647
Pool 887694	8.00		06/01/36	471		498,056
Pool 735800	8.00		01/01/35	1,482		1,579,638
Pool 398800	8.00		06/01/12	434		455,515
Pool 545436	9.00		10/01/31	494		546,560
Pool 852865	9.00		07/01/20	1,674	^	1,846,853
Pool 458132	9.44		03/15/31	2,018	^	2,222,179

Total U.S. Government Agency Pass-Through Certificates
(Cost -$80,530,109)						81,642,846

U.S. Treasury Obligations - 7.3%
United States Treasury Note
(Cost - $9,776,563)	4.50		05/15/17	10,000	@	11,157,030
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $91,726,190)						94,127,721
ASSET-BACKED SECURITIES - 24.4%
Housing Related Asset-Backed Securities - 21.8%
125 Home Loan Owner Trust
Series 1998-1A, Class M2* (b) (d)	8.25		02/15/29	162		105,240
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65		05/15/21	9,560		7,663,742

See notes to financial statements.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

Portfolio of Investments (Unaudited)

February 28, 2009

Argent Securities Inc.
Series 2006-W5, Class A2B (d) (h)	0.57	†	06/25/36	122	115,204
	Interest Rate		Maturity	Principal Amount (000’s)	Value
ASSET-BACKED SECURITIES (continued)
Asset-Backed Funding Certificates
Series 2005-AQ1, Class B1* (b) (e)	5.75/6.25%		06/25/35	$1,986	$150,041
Series 2005-AQ1, Class B2* (b) (e)	5.75/6.25		06/25/35	2,087	79,118
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 (d) (h)	0.64	†	03/25/36	1,046	713,505
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2 (d) (h)	0.59	†	10/25/36	1,456	1,215,603
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB8, Class AF2 (e) (h)	5.30/5.80		12/25/35	755	686,784
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1 (d) (h)	0.55	†	06/25/37	71	65,933
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 (d) (h)	0.63	†	11/25/36	2,215	650,018
Fremont Home Loan Trust
Series 2006-B, Class 2A2 (d) (h)	0.57	†	08/25/36	389	330,476
Green Tree
Series 2008-MH1, Class A3*	8.97		04/25/38	3,367	2,704,340
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76		03/01/30	2,473	1,760,552
Series 1997-6, Class A9	7.55		01/15/29	1,807	1,341,825
GSAMP Trust
Series 2006-HE5, Class A2B (d) (h)	0.57	†	08/25/36	618	547,460
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A1 (d) (h)	0.52	†	01/25/37	43	42,609
Series 2006-HE1, Class A3 (h)	0.67	†	03/25/36	504	440,579
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2A (d) (h)	0.58	†	05/25/37	152	138,417
Mid-State Trust
Series 10, Class B	7.54		02/15/36	1,379	827,021
Series 2004-1, Class M2	8.11		08/15/37	2,140	1,606,370
Morgan Stanley Capital Inc.
Series 2006 HE6, Class A2B (h)	0.57	†	09/25/36	1,325	962,450
Series 2006-WMC2, Class A2C (d) (h)	0.62	†	07/25/36	4,030	1,128,400
Series 2006-HE1, Class A3 (d) (h)	0.65	†	01/25/36	2,069	1,759,283
Option One Mortgage Loan Trust
Series 2005-4, Class A3 (d) (h)	0.73	†	11/25/35	1,047	823,697
Securitized Asset-Backed Receivables LLC Trust
Series 2005-FR5, Class A1A (d) (h)	0.76	†	08/25/35	899	795,971
Series 2005-HE1, Class A1A* (b) (d) (h)	0.77	†	10/25/35	1,029	959,737
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2B (d) (h)	0.56	†	06/25/37	1,995	1,778,475
Series 2006-AB2, Class A2B (d) (h)	0.57	†	06/25/37	261	248,852
Structured Asset Securities Corp.
Series 2006-BC3, Class A2 (d) (h)	0.52	†	10/25/36	1,053	961,415
Series 2005-6, Class B5	5.33	†	05/25/35	947	28,399
Series 2005-6, Class B6	5.33	†	05/25/35	853	8,532
Series 2005-6, Class B7	5.33	†	05/25/35	302	754
Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96		09/07/31	2,000	1,832,416
Washington Mutual Asset-Backed Certificates
Series 2006 HE5, Class 2A1 (h)	0.53	†	10/25/36	860	748,044

Total Housing Related Asset-Backed Securities
(Cost - $47,809,424)					33,221,262

Non-Housing Related Asset-Backed Securities - 1.4%
Aerco Limited
Series 2A, Class A3* (b)	0.92	†	07/15/25	2,661	1,210,890
Airplanes Pass Through Trust
Series 1R, Class A8	0.83	†	03/15/19	1,128	846,217
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A (g)	0.00	(c)	10/01/12	2,263	0

Total Non-Housing Related Asset-Backed Securities
(Cost - $3,378,120)					2,057,107

See notes to financial statements.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

Portfolio of Investments (Unaudited)

February 28, 2009

Franchise Securities - 0.1%
Franchisee Loan Receivable Trust
Series 1995-B, Class A * (b) (g)
(Cost - $677,301)	10.25	†	10/01/15	677	155,553
	Interest Rate		Maturity	Principal Amount (000’s)	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Debt Obligations - 1.1%
Anthracite CDO I Limited
Series 2002-CIBA, Class CFL* (b)	1.72	%†	05/24/37	$5,000	$1,500,000
Apidos CDO
Series 2005-2A, Class B* (b)	1.97	†	12/21/18	2,000	180,000
Porter Square CDO I Limited
Series 1A, Class C* (b)	5.42	†	08/15/38	2,070	21

Total Collateralized Debt Obligations
(Cost - $9,036,548)					1,680,021
Total ASSET-BACKED SECURITIES
(Cost - $60,901,393)					37,113,943
COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.8%
Banc of America Commercial Mortgage Trust
Series 2006-2, Class J* (b)	5.48		05/10/45	332	18,282
Series 2007-2, Class K* (b)	5.70	†	04/10/49	5,000	223,835
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class J* (b)	5.26		09/11/41	896	81,258
Series 2006-PW13, Class K* (b)	5.26		09/11/41	693	59,051
Series 2006-PW11, Class H* (b)	5.46	†	03/11/39	1,700	182,985
Series 2007-T28, Class F* (b)	5.99	†	09/11/42	250	28,824
Series 2006-PW13, Class H* (b)	6.03	†	09/11/41	4,083	457,998
Series 1999-C1, Class D	6.53	†	02/14/31	5,000	3,045,460
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class J* (b)	5.47	†	01/15/46	1,000	64,930
Commercial Mortgage Asset Trust
Series 1999-C1, Class C	7.35		01/17/32	2,000	1,764,474
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1* (b)	6.75		06/20/31	1,514	1,447,795
Credit Suisse First Boston Mortgage
Series 2004-C5, Class J* (b)	4.65		11/15/37	1,000	120,000
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L* (b)	5.15		09/15/39	684	25,877
Series 2006-C4, Class M* (b)	5.15		09/15/39	754	28,525
Series 2006-C1, Class K* (b)	5.55	†	02/15/39	4,715	315,749
Series 2006-C4, Class K* (b)	6.10	†	09/15/39	4,950	291,436
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1A	5.35		03/25/36	851	785,300
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class H* (b)	5.53	†	12/12/44	2,300	153,601
Series 2007-CB18, Class G* (b)	5.73	†	06/12/47	1,200	62,286
Series 2007-LD11, Class J* (b)	5.82	†	06/15/49	511	22,674
Series 2007-LD11, Class K* (b)	5.82	†	06/15/49	939	46,950
JP Morgan Commercial Mortgage Finance Corp.
Series 1999-C8, Class C	7.69	†	07/15/31	5,000	4,997,470
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class L* (b)	5.68		07/15/35	5,300	2,077,605
LNR CDO V Limited
Series 2007-1A, Class F* (b)	2.86	†	12/26/49	3,750	75,000
Morgan Stanley Capital I
Series 2006-T21, Class H* (b)	5.30	†	10/12/52	1,500	123,750
Series 2006-IQ11, Class J* (b)	5.53		10/15/42	256	13,042
Series 2007-T27, Class G* (b)	5.65	†	06/13/42	501	27,438
Nationslink Funding Corp.
Series 1998-2, Class F* (b)	7.11		08/20/30	4,068	3,788,787
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H* (b)	5.36	†	10/15/41	4,000	689,604
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $61,479,090)					21,019,986
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 6.9%
Subordinated Collateralized Mortgage Obligations - 6.9%

See notes to financial statements.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

Portfolio of Investments (Unaudited)

February 28, 2009

American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 (e)	5.08/5.58		09/25/35	1,190	1,082,796
Banc of America Funding Corp.
Series 2003-3, Class B4	5.47		10/25/33	852	373,655
Series 2003-3, Class B5	5.47		10/25/33	852	301,466
Series 2003-3, Class B6 (g)	5.47		10/25/33	855	178,889
	Interest Rate		Maturity	Principal Amount (000’s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.
Series 2005-4, Class B4	5.50%		05/25/35	$518	$135,247
Series 2005-4, Class B5	5.50		05/25/35	388	15,960
Series 2005-4, Class B6	5.50		05/25/35	259	4,614
Series 2005-5, Class 30B4	5.50		06/25/35	760	42,162
Series 2005-5, Class 30B5	5.50		06/25/35	570	19,770
Series 2005-5, Class 30B6	5.50		06/25/35	358	5,153
Series 2007-4, Class B3	6.19	†	12/28/37	489	13,704
Series 2001-4, Class 1B3 (g)	6.75		04/20/31	1,048	894,331
Countrywide Alternative Loan Trust
Series 2006-0C8, Class 2A2A (d)	0.59	†	11/25/36	1,950	819,000
Countrywide Home Loans
Series 2003-J13, Class B3	5.22	†	01/25/34	344	51,529
Series 2003-J13, Class B4	5.22		01/25/34	515	51,476
Series 2003-J13, Class B5	5.22	†	01/25/34	257	12,868
Series 2003-57, Class B3	5.50		01/25/34	459	262,463
Series 2007-11, Class B2	6.00		08/25/37	988	28,731
Series 2007-17, Class B1	6.23	†	10/25/37	1,205	97,188
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B5* (b)	5.45	†	07/25/35	401	14,032
Series 2005-4, Class B6* (b)	5.45	†	07/25/35	201	2,007
First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3	0.97	†	06/25/30	177	143,785
GSR Mortgage Loan Trust
Series 2004-5, Class 3A2	4.69		05/25/34	1,220	1,119,347
Harborview Mortgage Loan Trust
Series 2005-1, Class B4* (b) (d)	2.22	†	03/19/35	943	65,785
Series 2005-1, Class B5* (b) (d)	2.22	†	03/19/35	767	3,833
Series 2005-2, Class B4* (b) (d)	2.22	†	05/19/35	2,443	24,431
Series 2005-9, Class B11* (b) (d) (g)	2.22	†	06/20/35	791	125,969
Series 2005-14, Class B4* (b)	5.55	†	12/19/35	1,164	11,644
JP Morgan Mortgage Trust
Series 2003-A2, Class B4 (g)	4.68	†	11/25/33	524	240,019
Residential Finance Limited Partnership
Series 2004-B, Class B5 * (b)	2.10	†	02/10/36	3,280	820,077
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25		02/25/34	569	104,251
Series 2004-S1, Class B3	5.25		02/25/34	210	6,943
Series 2003-S7, Class B2	5.50		05/25/33	621	82,778
Series 2003-S7, Class B3 (a) (g)	5.50		05/25/33	886	145,425
Series 2003-S2, Class B1* (b)	5.75		02/25/33	289	200,713
Series 2007-S7, Class M2	6.00		07/25/37	250	34,116
Resix Finance Limited Credit-Linked Notes
Series 2005-C, Class B7* (b)	3.65	†	09/10/37	3,794	379,437
Series 2004-C, Class B7* (b)	4.05	†	09/10/36	1,398	349,404
Series 2003-D, Class B7* (b)	6.30	†	12/10/35	1,741	522,337
Series 2003-CB1, Class B8* (b) (g)	7.30	†	06/10/35	1,293	532,807
Series 2006-C, Class B11* (b)	7.71	†	07/15/38	994	59,638
Series 2006-C, Class B12* (b)	9.71	†	07/15/38	1,988	139,154
Series 2004-A, Class B10* (b) (g)	12.05	†	02/10/36	804	178,404
Washington Mutual
Series 2005-AR2, Class B11* (b) (d)	1.67	†	01/25/45	2,590	19,422
Series 2005-AR2, Class B9 (d) (g)	1.67	†	01/25/45	1,128	73,576
Series 2003-S1, Class B4* (b)	5.50		04/25/33	297	209,355
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-6, Class B4	5.50		06/25/34	1,683	303,016
Series 2004-6, Class B5	5.50		06/25/34	1,010	80,819
Series 2004-6, Class B6	5.50		06/25/34	335	13,380

See notes to financial statements.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

Portfolio of Investments (Unaudited)

February 28, 2009

Series 2002-10, Class B6 (g)	6.00	06/25/32	401	166,153

Total Subordinated Collateralized Mortgage Obligations
(Cost - $40,858,656)				10,563,059
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $40,858,656)				10,563,059

See notes to financial statements.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

Portfolio of Investments (Unaudited)

February 28, 2009

	Interest Rate		Maturity	Notional Amount (000s)	Value
INTEREST ONLY SECURITIES - 5.0%
Banc of America Commercial Mortgage Inc.
Series 2003-1, Class XP2* (b) (f)	1.30	%†	09/11/36	$45,455	$535,639
Commercial Mortgage Pass Through Certificates
Series 2001-J2A, Class EIO* (b) (f)	3.74	†	07/16/34	10,000	1,183,050
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1* (b) (f)	0.49	†	05/10/36	75,117	2,121,911
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1* (b) (f)	0.19	†	05/03/18	242,465	1,115,337
Vendee Mortgage Trust
Series 1997-2, Class IO (f)	0.06		06/15/27	25,554	86,909
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1* (b) (f)	0.63	†	11/15/34	75,982	2,556,251
Total INTEREST-ONLY SECURITIES
(Cost - $9,749,495)					7,599,097
HIGH YIELD CORPORATE BONDS -15.4%				Principal Amount (000s)
Basic Industry - 3.0%
ACE Hardware Corp. * (b)	9.13		06/01/16	400	320,000
AK Steel Corp.	7.75		06/15/12	400	344,000
Arch Western Finance LLC	6.75		07/01/13	400	374,000
Buckeye Technologies Inc.	8.50		10/01/13	400	356,500
Chemtura Corp.	6.88		06/01/16	250	112,500
Crown Americas LLC	7.75		11/15/15	400	403,000
Freeport McMoRan Copper & Gold	8.38		04/01/17	400	345,000
Georgia-Pacific Corp.	8.13		05/15/11	400	388,000
Hawker Beechcraft Acquisition Co.	8.50		04/01/15	400	76,000
Momentive Performance	9.75		12/01/14	400	152,000
Mueller Water Products Inc.	7.38		06/01/17	250	172,500
National Oilwell Varco Inc. Series B	6.13		08/15/15	400	355,734
Owens Brockway Glass Container Inc.	6.75		12/01/14	400	386,000
Steel Dynamics Inc.	6.75		04/01/15	250	194,375
TRW Automotive Inc. * (b)	7.25		03/15/17	400	112,000
Tube City IMS Corp.	9.75		02/01/15	400	82,000
U.S. Steel Corp.	7.00		02/01/18	250	187,358
Westlake Chemical Corp.	6.63		01/15/16	400	240,000

Total Basic Industry
(Cost - $6,533,687)					4,600,967

Capital Goods -1.2%
Alliant Techsystems Inc.	6.75		04/01/16	650	627,250
Case Corp.	7.25		01/15/16	650	445,250
Terex Corp.	7.38		01/15/14	400	340,000
Texas Industries Inc.	7.25		07/15/13	250	177,500
Trinity Industries Inc.	6.50		03/15/14	250	207,500

Total Capital Goods
(Cost - $2,178,143)					1,797,500

Consumer Cyclical - 0.7%
Ford Motor Credit Co.	7.00		10/01/13	400	197,014
Levi Strauss & Co.	9.75		01/15/15	400	332,000
Payless Shoesource Inc.	8.25		08/01/13	250	211,250
Phillips-Van Heusen Corp.	7.25		02/15/11	400	376,000

Total Consumer Cyclical
(Cost - $1,418,498)					1,116,264

Consumer Non-Cyclical - 1.5%
Constellation Brands Inc.	7.25		05/15/17	400	378,000
Couche-Tard U.S. LP	7.50		12/15/13	400	378,000
Delhaize Group	6.50		06/15/17	400	389,000
Jarden Corp.	7.50		05/01/17	400	312,000
Stater Brothers Holdings	8.13		06/15/12	400	397,000
SUPERVALU Inc.	7.50		05/15/12	400	388,000

Total Consumer Non-Cyclical
(Cost - $2,354,416)					2,242,000

Energy - 3.4%
Chesapeake Energy Corp.	6.88		01/15/16	400	329,000

See notes to financial statements.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

Portfolio of Investments (Unaudited)

February 28, 2009

Consol Energy Inc.	7.88	03/01/12	250	248,750
El Paso Corp.	6.88	06/15/14	500	441,910
Ferrellgas LP	6.75	05/01/14	400	344,000
Frontier Oil Corp.	6.63	10/01/11	400	383,000
	Interest Rate	Maturity	Principal Amount (000’s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Newfield Exploration Co.	6.63%	09/01/14	$500	$445,000
Peabody Energy Corp.	6.88	03/15/13	500	486,250
Pioneer Natural Resources Co.	6.65	03/15/17	500	391,689
Plains Exploration & Production Co.	7.63	06/01/18	400	348,000
Range Resources Corp.	7.50	05/15/16	400	370,000
SESI LLC	6.88	06/01/14	400	316,000
Southwestern Energy Co. * (b)	7.50	02/01/18	500	472,500
Whiting Petroleum Corp.	7.25	05/01/13	400	326,000
Williams Companies Inc. * (b)	6.38	10/01/10	250	246,461

Total Energy
(Cost - $5,688,106)				5,148,560

Finance & Investment - 0.2%
Deluxe Corp.
(Cost - $382,000)	7.38	06/01/15	400	254,000

Media - 0.4%
Charter Communications Operating LLC * (b)	8.38	04/30/14	400	344,000
Mediacom Broadband LLC	8.50	10/15/15	400	339,000

Total Media
(Cost - $808,876)				683,000

Services Cyclical - 1.8%
AMC Entertainment Inc. Series B	8.63	08/15/12	400	386,000
Corrections Corp. of America	7.50	05/01/11	400	400,000
Gamestop Corp.	8.00	10/01/12	400	400,000
FireKeepers Development Authority * (b)	13.88	05/01/15	250	157,500
Iron Mountain Inc.	8.63	04/01/13	400	400,000
Pokagon Gaming Authority * (b)	10.38	06/15/14	373	328,240
Seneca Gaming Corp.	7.25	05/01/12	400	296,000
United Rentals North America Inc.	6.50	02/15/12	500	392,500

Total Services Cyclical
(Cost - $3,066,263)				2,760,240

Services Non-Cyclical - 0.9%
ARAMARK Corp.	8.50	02/01/15	400	364,000
Church & Dwight Company Inc.	6.00	12/15/12	400	396,000
HCA Inc.	9.25	11/15/16	250	228,750
Service Corp. International	6.75	04/01/16	400	364,000

Total Services Non-Cyclical
(Cost - $1,445,633)				1,352,750

Technology & Electronics -1.0%
Flextronics International Limited	6.25	11/15/14	400	336,000
Itron Inc.	7.75	05/15/12	400	354,000
L-3 Communications Corp.	6.13	01/15/14	500	477,500
Sungard Data Systems Inc.	4.88	01/15/14	400	319,000

Total Technology & Electronics
(Cost - $1,633,922)				1,486,500

Telecommunications - 1.3%
American Tower Corp.	7.00	10/15/17	400	392,000
Cincinnati Bell Inc.	8.38	01/15/14	400	366,000
Citizens Communications Co.	6.25	01/15/13	400	364,000
CSC Holdings Inc. * (b)	8.50	04/15/14	500	480,000
Windstream Corp.	7.00	03/15/19	400	344,000

Total Telecommunications
(Cost - $2,046,587)				1,946,000
Total HIGH YIELD CORPORATE BONDS
(Cost - $27,556,131)				23,387,781
SHORT TERM INVESTMENTS - 6.6%
Federal Home Loan Bank Discount Notes (i)	0.13	03/04/09	7,000	6,999,837
Federal Home Loan Bank Discount Notes (i)	0.25	03/10/09	3,000	2,999,888
Total SHORT TERM INVESTMENTS
(Cost - $9,999,724)				9,999,725
Total Investments - 134.0%

See notes to financial statements.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

Portfolio of Investments (Unaudited)

February 28, 2009

(Cost - $302,270,679)	203,811,312
Liabilities in Excess of Other Assets - (34.0)%	(51,669,442)
NET ASSETS - 100.0%	$152,141,870

See notes to financial statements.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

Portfolio of Investments (Unaudited)

February 28, 2009

FOOTNOTES:

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

^	—	Portion or entire principal delivered as collateral for swap contracts (Note 8)

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2009, the total value of all such investments was $31,695,163 or 20.83% of net assets.

†	—	Variable Rate Security - Interest rate is in effect as of February 28, 2009.

(a)	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

(b)	—	Private Placement.

(c)	—	This issue is currently making only partial interest payments.

(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(e)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(f)	—	Interest rate is based on the notional amount of the underlying mortgage pools.

(g)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of February 28, 2009 the total value of all such securities was $2,691,126 or 1.77% of net assets.

(h)	—	Investment in subprime security. As of February 28, 2009, the total value of all such investments was $15,112,912 or 9.93% of net assets.

(i)	—	Zero-Coupon Note - Interest rate represents current yield to maturity.

CDO — Collateralized Debt Obligation
REIT — Real Estate Investment Trust

See notes to financial statements.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds’ investments carried at fair value:

	Investments in Securities
Valuation Inputs	Helios Total Return Fund, Inc.	Helios Strategic Mortgage Income Fund, Inc.

Level 1 - Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs	135,765,100	45,642,114
Level 3 - Significant Unobservable Inputs	68,046,212	36,614,279

Total	$203,811,312	$82,256,393

	Other Financial Instruments*
Valuation Inputs	Helios Total Return Fund, Inc.	Helios Strategic Mortgage Income Fund, Inc.

Level 1- Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	(19,306,158)	(26,763,451)

Total	$(19,306,158)	$(26,763,451)

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

	Helios Total Return Fund, Inc.		Helios Strategic Mortgage Income Fund, Inc.

	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of December 1, 2008	$101,099,500	$(16,338,312)	$40,564,072	$(23,511,811)
Net sales at cost	(3,893,346)	(2,267,764)	(4,444,667)	(1,450,834)
Realized gain	1,125,484	2,267,764	853,965	1,450,834
Change in unrealized depreciation	(933,497)	(2,967,846)	(590,623)	(3,251,640)
Accretion/(amortization)	137,619	-	231,532	-
Transfers in and/or out of Level 3	(29,489,548)	-	-	-

Balance as of February 28, 2009	$68,046,212	$(19,306,158)	$36,614,279	$(26,763,451)

*Other financial instruments include options, futures, forwards and swap contracts.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at February 28, 2009 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Total Return Fund, Inc.	$302,270,679	$2,820,890	$(101,280,257)	$(98,459,367)
Helios Strategic Mortgage Income Fund, Inc.	133,741,086	2,297,170	(53,781,863)	(51,484,693)

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

At February 28, 2009, the Helios Strategic Mortgage Income Fund, Inc. did not have any reverse repurchase agreements outstanding and the Helios Total Return Fund, Inc. had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount

$12,067,000	Credit Suisse 0.65%, dated 02/25/09, maturity 03/25/09	$12,073,101

11,512,500	Credit Suisse 0.40%, dated 02/26/09, maturity 03/12/09	11,514,291

12,901,414	Goldman Sachs 0.65%, dated 02/17/09, maturity 03/19/09	12,908,402

$36,480,914

	Maturity Amount, Including Interest Payable	$36,495,794

	Market Value of Assets Sold Under Agreements	$37,878,641

	Weighted Average Interest Rate	0.57%

The average daily balance of reverse repurchase agreements outstanding for Helios Total Return Fund, Inc. and Helios Strategic Mortgage Income Fund, Inc. during the year ended February 28, 2009 were approximately $40,670,905 at a weighted average interest rate of 1.28% and $4,379,167 at a weighted average interest rate of 0.50%, respectively. The maximum amount of reverse repurchase agreements outstanding at any time during the period for Helios Total Return Fund, Inc. and Helios Strategic Mortgage Income Fund, Inc. were $46,592,940 as of December 16, 2008 and $10,656,656 as of December 9, 2008, which were 23.40% and 14.72% of total assets, respectively.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Funds will become protection sellers to take on credit risk in order to earn a premium. The Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

As of February 28, 2009, the following swap agreements were outstanding:

Helios Total Return Fund, Inc.

Credit Default Swaps – Sell Protection

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$ 5,000,000	10/15/48	Agreement with Bear Stearns., dated 11/28/06 to receive monthly the notional amount multiplied by 0.75% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on WBCMT 2006-C28J.	$(4,498,546)

2,500,000	09/11/42	Agreement with Bear Stearns, dated 11/02/05 to receive monthly the notional amount multiplied by 2.10% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9K.	(2,242,549)

5,000,000	10/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24H.	(4,353,232)

5,000,000	08/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on MSC 2006-T23H.	(4,214,681)

5,000,000	02/15/39	Agreement with Royal Bank of Scotland, dated 08/11/06 to receive monthly the notional amount multiplied by 1.08% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CSMC 2006 C1K.	(3,997,150)

			$(19,306,158)

Helios Strategic Mortgage Income Fund, Inc. Credit Default Swaps – Sell Protection
Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$ 5,000,000	08/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2006-T23 H.	$(4,214,681)
5,000,000	10/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24 H.	(4,353,232)
5,000,000	02/11/44	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2007-PW15 H.	(4,543,821)
5,000,000	10/15/48	Agreement with Bear Stearns, dated 11/28/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on WBCMT 2006-C28 J.	(4,498,546)

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$ 5,000,000	01/15/49	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.45% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on CSMC 2007-C2 K.	$(4,615,914)
5,000,000	11/12/49	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2007-T25 H.	(4,537,257)

			$(26,763,451)

(1)

The maximum potential amount the Funds could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.

(2)

Net unrealized depreciation when netted with upfront cash premiums paid represents the current fair value of credit derivatives and serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entities’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Designation of Restricted Illiquid Securities

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Aerco Limited Series 2A, Class A3	0.92%	07/15/25	01/14/04- 05/04/05	$2,282,883	$1,210,890	0.8%

Asset Backed Funding Certificates Series 2005-AQ1, Class B1	5.75	06/25/35	05/23/05	1,829,898	150,041	0.1

Asset Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	1,927,787	79,118	0.0

Banc of America Commercial Mortgage Trust Series 2006-2, Class J	5.48	05/10/45	06/12/06	291,877	18,282	0.0

Banc of America Commercial Mortgage Trust Series 2007-2, Class K	5.70	04/10/49	05/24/07	4,372,285	223,835	0.2

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.03	09/04/41	09/13/06	4,047,086	457,998	0.3

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class J	5.26	09/11/41	09/13/06	796,574	81,258	0.0

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	596,622	59,051	0.1

Credit Suisse First Boston Mortgage Series 2004-C5, Class J	4.65	11/15/37	12/16/04	896,020	120,000	0.1

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.10	09/15/39	09/21/06	4,937,279	291,436	0.2

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	602,780	25,877	0.0

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	650,664	28,525	0.0

CSC Holdings Inc.	8.50	04/15/14	01/08/09	445,460	480,000	0.3

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Federal National Mortgage Association Series 1998-W6, Class B3	7.09%	10/25/28	12/22/98	$704,568	$591,603	0.4%

First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B5	5.45	07/25/35	06/28/05	299,564	14,032	0.0

First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B6	5.45	07/25/35	06/28/05	84,868	2,007	0.0

Franchisee Loan Receivable Trust Series 1995-B, Class A	10.25	10/01/15	12/20/95	677,301	155,553	0.1

Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.22	03/19/35	02/11/05	863,692	65,785	0.0

Harborview Mortgage Loan Trust Series 2005-1, Class B5	2.22	03/19/35	02/11/05	581,195	3,833	0.0

Harborview Mortgage Loan Trust Series 2005-2, Class B4	2.22	05/19/35	03/22/05	2,215,098	24,431	0.0

Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.22	06/20/35	10/03/07	673,188	125,969	0.1

Harborview Mortgage Loan Trust Series 2005-14, Class B4	5.55	12/19/35	12/14/05	974,542	11,644	0.0

LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	4,778,591	2,077,605	1.4

Morgan Stanley Capital I Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	217,742	13,042	0.0

Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	12.05	02/10/36	03/09/04	804,062	178,404	0.1

Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	4.05	09/10/36	09/23/04	1,397,616	349,404	0.2

Resix Finance Limited Credit-Linked Notes Series 2006-C, Class B11	7.71	07/15/38	09/14/06	993,961	59,638	0.1

Resix Finance Limited Credit-Linked Notes Series 2006-C, Class B12	9.71	07/15/38	09/14/06	1,987,921	139,154	0.1

Washington Mutual Series 2005-AR2, Class B11	1.67	01/25/45	01/20/05	1,954,911	19,422	0.0
					$7,057,837	4.6%

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Asset-Backed Funding Certificates Series 2005-AQ1, Class B1	5.75%	06/25/35	05/23/05	$914,949	$75,021	0.1%

Asset-Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	969,898	39,806	0.1

Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	2,623,371	134,301	0.2

Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	978,083	46,831	0.1

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.03%	09/11/41	09/13/06	$2,428,450	$274,821	0.5%

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	298,742	29,568	0.1

Cendant Mortgage Corp. Series 2002-4, Class B6	6.50	07/25/32	07/26/02	149,833	132,215	0.2

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.10	09/15/39	09/21/06	2,962,367	174,862	0.3

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	452,085	19,408	0.0

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	487,567	21,375	0.0

First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B4	5.45	07/25/35	06/28/05	366,528	30,069	0.1

First Horizon Mortgage Pass-Through Trust Series 2005-5, Class B4	5.46	10/25/35	09/08/05	622,726	10,360	0.0

First Horizon Mortgage Pass-Through Trust Series 2005-5, Class B5	5.46	10/25/35	09/08/05	158,980	1,091	0.0

Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.22	03/19/35	02/11/05	430,139	32,763	0.1

Harborview Mortgage Loan Trust Series 2005-1, Class B5	2.22	03/19/35	02/11/05	291,394	1,921	0.0

Harborview Mortgage Loan Trust Series 2005-2, Class B4	2.22	05/19/35	03/22/05	1,107,735	12,217	0.0

Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.22	06/20/35	10/03/07	402,903	75,392	0.1

Harborview Mortgage Loan Trust Series 2005-14, Class B4	5.55	12/19/35	12/14/05	321,934	3,888	0.0

Resix Finance Limited Credit-Linked Note Series 2004-A, Class B10	12.05	02/10/36	03/09/04	459,464	101,945	0.2

Resix Finance Limited Credit-Linked Note Series 2004-B, Class B8	5.30	02/10/36	05/21/04	750,626	194,073	0.3

Resix Finance Limited Credit-Linked Note Series 2004-B, Class B9	8.80	02/10/36	05/21/04	1,149,856	214,693	0.4

Resix Finance Limited Credit-Linked Note Series 2004-C, Class B7	4.05	09/10/36	09/23/04	931,744	232,936	0.4

Resix Finance Limited Credit-Linked Note Series 2005-C, Class B7	3.65	09/10/37	09/09/05	1,897,185	189,718	0.3

Resix Finance Limited Credit-Linked Note Series 2006-C, Class B9	4.61	07/15/38	09/14/06	1,490,936	44,442	0.1

Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,549,470	89,400	0.2

Washington Mutual Mortgage Securities Corp. Series 2005-AR2, Class B10	1.67	01/25/45	01/20/05	1,181,303	26,985	0.1

					$2,210,101	3.9%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS TOTAL RETURN FUND, INC.

By: /s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 1, 2009

By: /s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: April 1, 2009